Shareholders Equity (Unaudited) (USD $)	21 Months Ended
Sep. 30, 2012
Balance, December 31, 2010	$ (6,675,870)
Net Loss for the interim period	(536,738)
Balance, September 30, 2011	(7,226,227)
Balance, December 31, 2011	(7,504,637)
Current Period’s Activities	0
Net Loss for the interim period	(602,803)
Balance, September 30, 2012	(8,107,440)
Share Capital Number of Shares
Balance, December 31, 2010	87,467,288
Balance, September 30, 2011	87,474,288
Balance, December 31, 2011	87,467,228
Current Period’s Activities	0
Balance, September 30, 2012	87,467,228
Share Capital Amount $
Balance, December 31, 2010	874,673
Balance, September 30, 2011	874,673
Balance, December 31, 2011	874,673
Current Period’s Activities	0
Balance, September 30, 2012	874,673
Contributed Surplus $
Balance, December 31, 2010	63,683,159
Balance, September 30, 2011	63,683,159
Balance, December 31, 2011	63,362,764
Current Period’s Activities	0
Balance, September 30, 2012	63,362,764
Accumulated Other Comprehensive Income $
Balance, December 31, 2010	0
Balance, September 30, 2011	0
Balance, December 31, 2011	320,395
Balance, September 30, 2012	320,395
Deficit $
Balance, December 31, 2010	(71,433,702)
Net Loss for the interim period	(536,738)
Balance, September 30, 2011	(71,970,440)
Balance, December 31, 2011	(72,062,469)
Current Period’s Activities	0
Net Loss for the interim period	(602,803)
Balance, September 30, 2012	$ (72,665,272)